EXHIBIT 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-1

Collection Period			10/01/11-10/31/11
Determination Date			11/9/2011
Distribution Date			11/15/2011

Pool Balance

1. Pool Balance on the close of the last day of the preceding Collection Period			$528,722,767.89
2. Collections allocable to Principal			$15,380,224.37
3. Purchase Amount allocable to Principal			$0.00
4. Defaulted Receivables			$585,670.83

5. Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)			$512,756,872.69

6. Total number of Receivables outstanding on the close of the last day of the related Collection Period			34,101

7. Initial Pool Balance			$650,000,010.85

	Beginning	End
8. Note Balances	of Period	of Period
a. Class A-1 Note Balance	$0.00		$0.00
b. Class A-2 Note Balance	$146,320,649.14		$130,578,276.47
c. Class A-3 Note Balance	$225,000,000.00		$225,000,000.00
d. Class A-4 Note Balance	$110,050,000.00		$110,050,000.00
e. Class B Note Balance	$15,900,000.00		$15,900,000.00
f. Class C Note Balance	$15,900,000.00		$15,900,000.00
g. Class D Note Balance	$8,150,000.00		$8,150,000.00

h. Note Balance (sum a - g)	$521,320,649.14		$505,578,276.47

9. Pool Factors
a. Class A-1 Note Pool Factor	0.0000000		0.0000000
b. Class A-2 Note Pool Factor	0.9953786		0.8882876
c. Class A-3 Note Pool Factor	1.0000000		1.0000000
d. Class A-4 Note Pool Factor	1.0000000		1.0000000
e. Class B Note Pool Factor	1.0000000		1.0000000
f. Class C Note Pool Factor	1.0000000		1.0000000
g. Class D Note Pool Factor	1.0000000		1.0000000

h. Note Pool Factor	0.8020318		0.7778127

10. Overcollateralization Target Amount			$7,178,596.22
11. Current overcollateralization amount (Pool Balance—Note Balance)			$7,178,596.22
12. Weighted Average Coupon		%	8.65%
13. Weighted Average Original Term		months	64.99
14. Weighted Average Remaining Term		months	53.66

Collections

15. Finance Charges:
a. Collections allocable to Finance Charge			$3,813,304.26
b. Liquidation Proceeds allocable to Finance Charge			$107.68
c. Purchase Amount allocable to Finance Charge			$0.00

d. Available Finance Charge Collections (sum a - c)			$3,813,411.94

16. Principal:
a. Collections allocable to Principal			$15,380,224.37
b. Liquidation Proceeds allocable to Principal			$360,030.35
c. Purchase Amount allocable to Principal			$0.00

d. Available Principal Collections (sum a - c)			$15,740,254.72

17. Total Finance Charge and Principal Collections (15d+16d)			$19,553,666.66
18. Interest Income from Collection Account			$1,657.77
19. Simple Interest Advances			$0.00

20. Available Collections (Ln17+18+19)			$19,555,324.43

Available Funds

21. Available Collections			$19,555,324.43
22. Reserve Account Draw Amount			$0.00

23. Available Funds	$19,555,324.43

Application of Available Funds

24. Servicing Fee
a. Monthly Servicing Fee	$440,602.31
b. Amount Unpaid from Prior Months	$0.00
c. Amount Paid	$440,602.31

d. Shortfall Amount (a + b - c)	$0.00

25. Unreimbursed Servicer Advances	$0.00

26. Backup Servicing Fees and Unpaid Transition Expenses
a. Monthly Servicing Fee	$3,304.52
b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
c. Other Unpaid Backup Servicing Fees	$0.00
d. Amount Paid	$3,304.52

e. Shortfall Amount (a + b + c - d)	$0.00

27. Class A Noteholder Interest Amounts
a. Class A-1 Monthly Interest	$0.00
b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

d. Total Class A-1 Note Interest (sum a - c)	$0.00

e. Class A-2 Monthly Interest	$87,792.39
f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00

g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
h. Total Class A-2 Note Interest (sum e - g)	$87,792.39

i. Class A-3 Monthly Interest	$241,875.00
j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

l. Total Class A-3 Note Interest (sum i - k)	$241,875.00

m. Class A-4 Monthly Interest	$198,090.00
n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

p. Total Class A-4 Note Interest (sum m - o)	$198,090.00

28. Priority Principal Distributable Amount	$0.00

29. Class B Noteholder Interest Amount
a. Class B Monthly Interest	$34,847.50
b. Additional Note Interest related to Class B Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

d. Total Class B Note Interest (sum a - c)	$34,847.50

30. Secondary Principal Distributable Amount	$0.00

31. Class C Noteholder Interest Amount
a. Class C Monthly Interest	$37,497.50
b. Additional Note Interest related to Class C Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

d. Total Class C Note Interest (sum a - c)	$37,497.50

32. Tertiary Principal Distributable Amount	$413,776.45

33. Class D Noteholder Interest Amount
a. Class D Monthly Interest	$24,585.83
b. Additional Note Interest related to Class D Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$24,585.83

34. Quaternary Principal Distributable Amount	$8,150,000.00

35. Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$9,632,371.50

36. Reserve Account Deficiency	$0.00

37. Regular Principal Distributable Amount	$7,178,596.22

38. Remaining Unpaid Servicer Transition Expenses, if any	$0.00

39. Additional Servicing Fees, if any	$0.00

40. Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

41. Deposits
a. Total Daily Deposits of Finance Charge Collections	$3,813,411.94
b. Total Daily Deposits of Principal Collections	$15,740,254.72
c. Withdrawal from Reserve Account	$0.00
d. Interest Income	$1,657.77

e. Total Deposits to Collection Account (sum a - d)	$19,555,324.43

42. Withdrawals
a. Servicing Fee and Unreimbursed Servicer Advances	$440,602.31
b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,304.52
c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,367,060.89
d. Deposit to Reserve Account	$0.00
e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,744,356.71

f. Total Withdrawals from Collection Account (sum a - e)	$19,555,324.43

Note Payment Account Activity

43. Deposits
a. Class A-1 Interest Distribution	$0.00
b. Class A-2 Interest Distribution	$87,792.39
c. Class A-3 Interest Distribution	$241,875.00
d. Class A-4 Interest Distribution	$198,090.00
e. Class B Interest Distribution	$34,847.50
f. Class C Interest Distribution	$37,497.50
g. Class D Interest Distribution	$24,585.83
h. Class A-1 Principal Distribution	$0.00
i. Class A-2 Principal Distribution	$15,742,372.67
j. Class A-3 Principal Distribution	$0.00
k. Class A-4 Principal Distribution	$0.00
l. Class B Principal Distribution	$0.00
m. Class C Principal Distribution	$0.00
n. Class D Principal Distribution	$0.00

o. Total Deposits to Note Payment Account (sum a - n)	$16,367,060.89

44. Withdrawals
a. Class A-1 Distribution	$0.00
b. Class A-2 Distribution	$15,830,165.06
c. Class A-3 Distribution	$241,875.00
d. Class A-4 Distribution	$198,090.00
e. Class B Distribution	$34,847.50
f. Class C Distribution	$37,497.50
g. Class D Distribution	$24,585.83

h. Total Withdrawals from Note Payment Account (sum a - g)	$16,367,060.89

Certificate Payment Account Activity

45. Deposits
a. Excess Collections	$2,744,356.71
b. Reserve Account surplus (Ln 55)	$156.85

c. Total Deposits to Certificate Payment Account (sum a - b)	$2,744,513.56

46. Withdrawals
a. Certificateholder Distribution	$2,744,513.56
b. Total Withdrawals from Certificate Payment Account	$2,744,513.56

Required Reserve Account Amount

47. Lesser of: (a or b)
a. $1,625,000.00	$1,625,000.00
b. Note Balance	$505,578,276.47

48. Required Reserve Account Amount	$1,625,000.00

Reserve Account Reconciliation

49. Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
50. Investment Earnings	$156.85
51. Reserve Account Draw Amount	$0.00

52. Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$1,625,156.85
53. Deposit from Available Funds (Ln 42d)	$0.00
54. If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55. Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$156.85

56. Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57. Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58. Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59. Amount to be paid to Servicer from the Collection Account		$440,602.31
60. Amount to be paid to Backup Servicer from the Collection Account		$3,304.52
61. Amount to be deposited from the Collection Account into the Note Payment Account		$16,367,060.89
62. Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,744,356.71
63. Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64. Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$156.85
65. Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66. Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$15,830,165.06
67. Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$241,875.00
68. Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$198,090.00
69. Amount to be paid to Class B Noteholders from the Note Payment Account		$34,847.50
70. Amount to be paid to Class C Noteholders from the Note Payment Account		$37,497.50
71. Amount to be paid to Class D Noteholders from the Note Payment Account		$24,585.83
72. Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,744,513.56

Net Loss and Delinquency Activity

73. Net Losses with respect to preceding Collection Period		$225,532.80
74. Cumulative Net Losses		$1,812,656.52
75. Cumulative Net Loss Percentage		0.2789%

	Number of	Principal
76. Delinquency Analysis	Loans	Balance
a. 31 to 60 days past due	368	$6,136,103.05
b. 61 to 90 days past due	91	$1,437,816.14
c. 91 or more days past due	52	$844,455.33

d. Total Past Due (sum a-c)	511	8,418,374.52

Servicer Covenant

77. CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,542,141,000.00
78. Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 09, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer